Document and Entity Information	3 Months Ended
Mar. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	PLY GEM HOLDINGS INC
Entity Central Index Key	0001284807
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Mar. 30, 2013
Amendment Flag	false